united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Kevin E. Wolf, Gemini Fund Services, LLC

80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 5/31/17

Item 1. Reports to Stockholders.

North Star Opportunity Fund
Class I Shares (Symbol: NSOIX)
Class A Shares (Symbol: NSOPX)

North Star Micro Cap Fund
Class I Shares (Symbol: NSMVX)

North Star Dividend Fund
Class I Shares (Symbol: NSDVX)

North Star Bond Fund
Class I Shares (Symbol: NSBDX)

Semi-Annual Report
May 31, 2017

www.nsinvestfunds.com
Investor Information: 1-312-580-0900

Distributed by Northern Lights Distributors, LLC
Member FINRA

The North Star Mutual Fund Family consists of four funds; The North Star Opportunity Fund, the North Star Micro Cap Fund, the North Star Dividend Fund, and the North Star Bond Fund. The first three funds share the objective of producing long-term capital appreciation by investing primarily in the common stocks of publicly traded companies that are trading at attractive enterprise values relative to their free cash flow, while the fourth invests in fixed income securities seeking to generate monthly income:

☐	The North Star Opportunity Fund’s range of investments may include smaller, underfollowed companies to the largest multinational organizations as well as fixed income securities. The result is a diversified Micro to Macro portfolio of stocks and fixed income securities structured to offer a relatively high yield with relatively low volatility. As of 5-31-2017, 45.9% of the portfolio is in large and mid- cap stocks, and 28.2% in small and micro-cap stocks, with 14.1% in fixed income securities and 11.8% in cash.

☐	The North Star Micro Cap Fund invests in the common stocks of misunderstood or underfollowed companies with under $500 million capitalizations.

☐	The North Star Dividend Fund’s primary objective is to generate monthly income. The Fund seeks to achieve its objectives by investing in a diversified portfolio of common stocks of companies with under $ 1 billion market capitalization which offer attractive dividend yields.

☐	The North Star Bond Fund will generally focus on bonds issued by companies with market capitalizations of less than $2.5 billion.

For the six-month period ending May 31, 2017, the markets and the economy remained remarkably stable. Corporate earnings grew at a double-digit rate, consumer sentiment remained near a 15-year high, and the Federal Reserve finally felt comfortable to start normalizing short-term rates. Curiously, the yield on the Ten-Year Treasury declined 10 basis points, leading to a flattening of the yield curve, which normally is viewed as a recessionary signal. Contradicting the bond market signal, the stock market continued to rally. However, after a powerful post-election surge in small-cap value stocks (our preferred investment universe), traders shifted their focus to large-cap growth stocks, particularly the mega-cap technology darlings. In fact, so far in 2017 large-cap growth has returned around 13%, while small-cap value has only gained around 1%. Meanwhile the stalemate in the Capitol persisted, with no agreement reached on stimulus spending, tax reform, or regulatory relief. On the positive side, no trade wars broke out, or for that matter, no actual wars involving the U.S. (although the bellicose rhetoric around North Korea has certainly worsened). The Funds’ results for the period ending 05/31/2017 are detailed below.

THE CIVIC OPERA BUILDING ● 20 NORTH WACKER DRIVE ● SUITE 1416 ● CHICAGO, ILLINOIS 60606
312.580.0900 PHONE ● 312.580.0901 FAX

4543-NLD-7/10/2017

	Total Return for		Income
	the 6 Month	NAV	Distributions	NAV	Total Assets
Fund	Period	05/31/2017	During Period	11/30/16	(in 000’s)

North Star Opportunity Fund I	5.48%	$12.81	$0.0368	$12.18	$78,045

North Star Micro Cap Fund I	1.70%	$27.57	$0.0000	$28.02	$79,123

North Star Dividend Fund I	1.43%	$19.95	$0.2231	$20.46	$74,221
North Star Bond Fund I	1.80%	$9.97	$0.1380	$9.93	$20,811

Our outlook for the remainder of 2017 is for the U.S. economy to continue to grow, although at a more moderate rate. There are some reasons for concern; interest rates and inflation will trend higher, valuations are higher than normal, and the dollar has begun to weaken. As such, we have shifted to a more slightly more defensive position in all of our funds.

We thank you for your investment in the North Star Funds.

Please remember that past performance may not be indicative and is no guarantee of future results. The fund performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. A Fund’s performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. For current performance information, please visit www.nsinvestfunds.com or call 1-312-580-0900. All performance figures reflect fee waivers and expense subsidies, without which performance figures would have been lower.

The indices shown are for informational purposes only and are not reflective of any investment. As it is not possible to invest in the indices, the data shown does not reflect or compare features of an actual investment, such as its objectives, costs and expenses, liquidity, safety, guarantees or insurance, fluctuation of principal or return, or tax features. Past performance is no guarantee of future results.

S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small capitalization company performance. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

THE CIVIC OPERA BUILDING ● 20 NORTH WACKER DRIVE ● SUITE 1416 ● CHICAGO, ILLINOIS 60606
312.580.0900 PHONE ● 312.580.0901 FAX

4543-NLD-7/10/2017

North Star Opportunity Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2017

The Fund’s performance* figures for the periods ended May 31, 2017, compared to its benchmark:

				Inception** –	Inception*** –
			Five Year	May 31, 2017	May 31, 2017
	Six Months	One Year	(Annualized)	(Annualized)	(Annualized)
North Star Opportunity Fund – Class A	5.33%	16.31%	10.87%	10.29%	N/A
North Star Opportunity Fund – Class A with load	(0.77)%	9.60%	9.58%	9.10%	N/A
North Star Opportunity Fund – Class I (a)	5.48%	16.66%	10.87%	N/A	5.39%
S&P 500 Total Return Index (b)	10.81%	17.47%	15.42%	15.82%	7.52%

*	Past performance is not predictive of future results. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Shares held for less than 30 days are subject to a 2.00% redemption fee. The total operating expense ratios (including indirect expenses), as stated in the Fund’s Prospectus dated March 1, 2017, are 1.75% and 1.50% for Class A and Class I shares, respectively. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the fund’s expenses. For performance information current to the most recent month-end, please call 1-312-580-0900.

**	Inception date is December 15, 2011.

***	Inception date is December 31, 2006 (Predecessor Fund).

(a)	The North Star Opportunity Fund is the successor to the North Star Opportunity Fund, L.P. (the “Predecessor Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations. The Predecessor Fund was managed by the same adviser who currently manages the Fund, and had substantially similar investment objectives and strategies to those of the Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Fund had been registered under the 1940 Act, its performance may have been different.

(b)	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The Fund’s Top Ten Industries are as follows:

Industries	% of Net Assets
Diversified Financial Services	9.4%
Media	7.2%
Banks	6.3%
Telecommunications	6.1%
Electrical Components & Equipment	5.5%
Retail	5.4%
Limited Partnership	5.0%
Household Products/Wares	4.4%
Entertainment	4.1%
Pharmaceuticals	4.1%
Other Industries	30.9%
Short-Term Investments and Other Assets Net of Liabilities	11.6%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

North Star Micro Cap Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2017

The Fund’s performance* figures for the periods ended May 31, 2017, compared to its benchmark:

					Inception** –
			Five Year	Ten Year	May 31, 2017
	Six Months	One Year	(Annualized)	(Annualized)	(Annualized)
North Star Micro Cap Fund – Class I (a)	1.70%	23.41%	12.77%	6.07%	10.77%
Russell 2000 Total Return Index (b)	4.33%	20.36%	14.04%	6.40%	7.46%

*	Past performance is not predictive of future results. The performance comparison includes reinvestment of all dividends and capital gains. Shares held for less than 30 days are subject to a 2.00% redemption fee. The total operating expense ratio (including indirect expenses), as stated in the Fund’s Prospectus dated March 1, 2017, is 1.47% for Class I shares. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. For performance information current to the most recent month-end, please call 1-312-580-0900.

**	Inception date is December 31, 1997 (Predecessor Fund).

(a)	The North Star Micro Cap Fund is the successor to the Kuby Gottlieb Special Value Fund, L.P. (the “Predecessor Fund”), which transferred its assets to the North Star Micro Cap Fund in connection with the North Star Micro Cap Fund’s commencement of operations. The Predecessor Fund was managed by the same adviser who currently manages the North Star Micro Cap Fund, and had substantially similar investment objectives and strategies to those of the North Star Micro Cap Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the North Star Micro Cap Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Fund had been registered under the 1940 Act, its performance may have been different.

(b)	The Russell 2000 Total Return Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

The Fund’s Top Ten Industries are as follows:

Industries	% of Net Assets
Retail	7.0%
Household Products/Wares	6.7%
Leisure Time	6.4%
Commercial Services	5.5%
Electrical Components & Equipment	4.9%
Apparel	4.7%
Chemicals	4.7%
Auto Manufacturers	4.2%
Media	4.2%
Internet	4.1%
Other Industries	35.6%
Short-Term Investments and Other Assets Net of Liabilities	12.0%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

North Star Dividend Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2017

The Fund’s performance* figures for the periods ended May 31, 2017, compared to its benchmark:

				Inception** –
			Five Year	May 31, 2017
	Six Months	One Year	(Annualized)	(Annualized)
North Star Dividend Fund – Class I (a)	1.43%	16.00%	13.26%	12.94%
Russell 2000 Total Return Index (b)	4.33%	20.36%	14.04%	13.24%

*	Past performance is not predictive of future results. The performance comparison includes reinvestment of all dividends and capital gains. Shares held for less than 30 days are subject to a 2.00% redemption fee. The total operating expense ratio (including indirect expenses), as stated in the Fund’s Prospectus dated March 1, 2017, is 1.49% for Class I shares. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. For performance information current to the most recent month-end, please call 1-312-580-0900.

**	Inception date is February 1, 2010.

(a)	The North Star Dividend Fund is the successor to the North Star Dividend Fund, L.P. (the “Predecessor Fund”), which transferred its assets to the North Star Dividend Fund in connection with the North Star Dividend Fund’s commencement of operations. The Predecessor Fund was managed by the same adviser who currently manages the North Star Dividend Fund, and had substantially similar investment objectives and strategies to those of the North Star Dividend Fund. The performance includes the performance of the Predecessor Fund prior to the commencement of the North Star Dividend Fund’s operations. The Predecessor Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Fund had been registered under the 1940 Act, its performance may have been different.

(b)	The Russell 2000 Total Return Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

The Fund’s Top Ten Industries are as follows:

Industries	% of Net Assets
Commercial Services	7.8%
Water	6.9%
Media	6.4%
Retail	6.0%
REITS	5.5%
Software	4.9%
Diversified Financial Services	4.6%
Entertainment	4.3%
Chemicals	3.7%
Leisure Time	3.6%
Other Industries	41.9%
Short-Term Investments and Other Assets Net of Liabilities	4.4%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

North Star Bond Fund
PORTFOLIO REVIEW (Unaudited)
May 31, 2017

The Fund’s performance* figures for the periods ended May 31, 2017, compared to its benchmark:

			Inception** –
			May 31, 2017
	Six Months	One Year	(Annualized)
North Star Bond Fund – Class I	1.80%	4.54%	2.90%
Bloomberg Barclays U.S. High Yield Ba/B Index (a)	5.96%	11.62%	6.43%

*	Past performance is not predictive of future results. Shares held for less than 30 days are subject to a 2.00% redemption fee. The performance comparison includes reinvestment of all dividends and capital gains. The total operating expense ratio (including indirect expenses), as stated in the Fund’s Prospectus dated March 1, 2017, is 1.81% for Class I shares. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. Performance figure is not annualized. For performance information current to the most recent month-end, please call 1-312-580-0900.

**	Inception date is December 19, 2014. (a) The Bloomberg Barclays U.S. High Yield Ba/B Index measures the performance of bonds with Ba or B ratings.

The Fund’s Top Ten Industries are as follows:

Industries	% of Net Assets
Retail	10.5%
Media	8.5%
Food	8.0%
Telecommunications	7.7%
Diversified Financial Services	6.3%
Entertainment	6.0%
Banks	5.6%
Household Products/Wares	5.6%
Commercial Services	4.5%
Apparel	3.4%
Other Industries	29.3%
Short-Term Investments and Other Assets Net of Liabilities	4.6%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2017

Shares		Value

	COMMON STOCK - 74.4%
	AIRLINES - 2.0%
33,000	American Airlines Group, Inc.	$1,597,530

	APPAREL - 2.1%
85,000	Under Armour, Inc. *	1,628,600

	AUTO MANUFACTURERS - 2.1%
90,000	Blue Bird Corp. *	1,642,500

	BANKS - 4.1%
110,000	Bank of America Corp.	2,465,100
14,000	US Bancorp	712,460
		3,177,560
	COMMERCIAL SERVICES - 0.4%
40,000	Professional Diversity Network, Inc. * <	331,200

	COMPUTERS - 1.9%
9,500	Apple, Inc.	1,451,220

	DIVERSIFIED FINANCIAL SERVICES - 9.4%
111,065	Cowen Group, Inc. *	1,671,528
63,707	Janus Capital Group, Inc. *	1,992,740
34,000	Lazard Ltd.	1,513,000
225,000	WisdomTree Investments, Inc.	2,139,750
		7,317,018
	ELECTRICAL COMPONENTS & EQUIPMENT - 5.5%
71,000	Graham Corp.	1,486,030
890,000	Orion Energy Systems, Inc. *	1,228,200
220,000	Pioneer Power Solutions, Inc. * <	1,540,000
		4,254,230
	ENTERTAINMENT - 3.0%
35,000	AMC Entertainment Holdings, Inc.	787,500
30,000	IMAX Corp. *	751,500
110,000	National CineMedia, Inc.	799,700
		2,338,700
	FOOD - 1.0%
22,000	Whole Foods Market, Inc.	769,780

	FOREST PRODUCTS & PAPER - 0.7%
40,000	Orchids Paper Products Co.	571,600

	HOME BUILDERS - 1.9%
120,000	TRI Pointe Group, Inc. *	1,484,400

	HOUSEHOLD PRODUCTS/WARES - 4.4%
119,700	Acme United Corp.	3,429,405

	INTERNET - 1.8%
1,400	Alphabet, Inc. - Class A *	1,381,926

The accompanying notes are an integral part of these financial statements.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2017

Shares		Value

	LIMITED PARTNERSHIP - 5.0%
88,000	Blackstone Group LP - MLP	$2,893,440
55,000	KKR & Co. LP - MLP	1,013,100
		3,906,540
	MEDIA - 6.1%
95,000	Gannett Co., Inc.	745,750
570,000	Lee Enterprises, Inc. *	1,168,500
27,000	Meredith Corp.	1,460,700
57,000	TEGNA, Inc.	1,353,180
		4,728,130
	MISCELLANEOUS MANUFACTURER - 3.4%
50,000	General Electric Co.	1,369,000
50,000	Trinity Industries, Inc.	1,276,000
		2,645,000
	PHARMACEUTICALS - 4.1%
12,000	Johnson & Johnson	1,539,000
27,000	Zoetis, Inc. - Class A	1,681,560
		3,220,560
	REAL ESTATE - 2.2%
15,000	Jones Lang LaSalle, Inc.	1,732,050

	RETAIL - 4.4%
130,000	Denny’s Corp. *	1,547,000
115,000	Wendy’s Co.	1,859,550
		3,406,550
	SOFTWARE - 1.7%
23,000	Paychex, Inc.	1,362,290

	TELECOMMUNICATIONS - 4.8%
730,000	Alaska Communications Systems Group, Inc. *	1,606,000
71,000	Vodafone Group PLC - ADR	2,148,460
		3,754,460
	TRANSPORTATION - 2.4%
18,000	United Parcel Service, Inc. - Class B	1,907,460

	TOTAL COMMON STOCK (Cost - $47,798,551)	58,038,709

	PREFERRED STOCK - 3.4%
	BANKS - 1.1%
855,000	Citigroup, Inc. 5.95%	898,263

	PIPELINES - 1.5%
28,000	Kinder Morgan, Inc. 9.75%	1,186,640

	TRUCKING & LEASING - 0.8%
6,500	General Finance Corp., 9.00%	607,750

	TOTAL PREFERRED STOCK (Cost - $2,687,844)	2,692,653

The accompanying notes are an integral part of these financial statements.

North Star Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2017

Par Value		Coupon Rate (%)	Maturity	Value

	CORPORATE BONDS - 10.6%
	BANKS - 1.1%
$835,000	Morgan Stanley	5.550 **	12/29/2049	$874,663

	COMMERCIAL SERVICES - 1.2%
800,000	ADT Corp.	6.250	10/15/2021	884,000

	ENTERTAINMENT - 1.1%
845,000	Churchill Downs, Inc.	5.375	12/15/2021	883,025

	FOOD - 1.1%
850,000	B&G Foods, Inc.	4.625	6/1/2021	871,250

	MEDIA - 1.1%
850,000	TEGNA, Inc. ^	4.875	9/15/2021	877,625

	OIL & GAS SERVICES - 2.7%
1,100,000	Bristow Group, Inc.	6.250	10/15/2022	677,875
1,400,000	Freeport-McMoran Oil & Gas LLC	6.625	5/1/2021	1,438,500
				2,116,375
	RETAIL - 1.0%
713,000	Wendy’s International LLC	7.000	12/15/2025	759,345

	TELECOMMUNICATIONS - 1.3%
1,000,000	Consolidated Communications, Inc.	6.500	10/1/2022	998,750

	TOTAL CORPORATE BONDS (Cost - $8,105,295)			8,265,033

Shares
	SHORT-TERM INVESTMENTS - 11.8%
	MONEY MARKET FUND - 11.8%
9,231,466	Fidelity Institutional Money Market Funds - Government Portfolio, 0.64% *** (Cost - $9,231,466)			9,231,466

	TOTAL INVESTMENTS - 100.2% (Cost - $67,823,156) (a)			$78,227,861
	OTHER ASSETS LESS LIABILITIES - NET - (0.2)%			(167,773)
	NET ASSETS - 100.0%			$78,060,088

*	Non-income producing security.

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. This security had a market value of $877,625 and 1.1% of net assets.

<	Illiquid security. At May 31, 2017, the securities amounted to 2.4% of net assets.

**	Variable rate security; interest rate shown reflects rate currently in effect.

***	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $67,746,321 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$14,320,754
Unrealized depreciation:	(3,839,214)
Net unrealized appreciation:	$10,481,540

ADR - American Depositary Receipt

LLC - Limited Liability Company

MLP - Master Limited Partnership

The accompanying notes are an integral part of these financial statements.

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2017

Shares		Value

	COMMON STOCK - 88.0%
	APPAREL - 4.7%
24,000	Lakeland Industries, Inc. *	$276,000
82,000	Perry Ellis International, Inc. *	1,503,880
135,500	Rocky Brands, Inc.	1,930,875
		3,710,755
	AUTO MANUFACTURERS - 4.2%
182,000	Blue Bird Corp. *	3,321,500

	AUTO PARTS & EQUIPMENT - 2.8%
75,900	Motorcar Parts of America, Inc. *	2,206,413

	BEVERAGES - 1.9%
177,749	Reed’s, Inc. *	551,022
448,700	Truett-Hurst, Inc. - Class A * #	982,653
		1,533,675
	BUILDING MATERIALS - 1.7%
153,668	LSI Industries, Inc.	1,356,889

	CHEMICALS - 4.7%
87,166	Detrex Corp. # <	1,961,235
125,000	Landec Corp. *	1,750,000
		3,711,235
	COMMERCIAL SERVICES - 5.5%
492,000	ARC Document Solutions, Inc. *	1,628,520
91,000	SP Plus Corp. *	2,684,500
		4,313,020
	DIVERSIFIED FINANCIAL SERVICES - 3.3%
174,000	Cowen Group, Inc. *	2,618,700

	ELECTRICAL COMPONENTS & EQUIPMENT - 4.9%
87,000	Graham Corp.	1,820,910
614,000	Orion Energy Systems, Inc. *	847,320
170,400	Pioneer Power Solutions, Inc. * <	1,192,800
		3,861,030
	ENVIRONMENTAL CONTROL - 3.5%
116,000	Ecology and Environment, Inc.	1,310,800
53,000	Heritage-Crystal Clean, Inc. *	808,250
158,987	Sharps Compliance Corp. *	645,487
		2,764,537
	HAND/MACHINE TOOLS - 3.8%
31,000	LS Starrett Co.	275,900
104,551	QEP Co., Inc. * <	2,751,782
		3,027,682
	HOME FURNISHINGS - 1.2%
18,000	Flexsteel Industries, Inc.	911,700

	HOUSEHOLD PRODUCTS/WARES - 6.7%
125,488	Acme United Corp.	3,595,231
57,000	Central Garden & Pet Co. *	1,705,440
		5,300,671
	INTERNET - 4.1%
156,000	1-800-Flowers.com, Inc. *	1,560,000
548,000	US Auto Parts Network, Inc. *	1,676,880
		3,236,880

The accompanying notes are an integral part of these financial statements.

North Star Micro Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2017

Shares		Value

	LEISURE TIME - 6.4%
48,254	Bowl America, Inc.	$692,445
159,428	Escalade, Inc.	1,913,136
58,000	Johnson Outdoors, Inc. - Class A	2,490,520
		5,096,101
	MACHINERY - DIVERSIFIED - 2.5%
22,800	Alamo Group, Inc.	1,940,964

	MEDIA - 4.2%
446,600	A. H. Belo Corp.	2,523,290
118,041	NTN Buzztime, Inc. *	790,875
		3,314,165
	METAL FABRICATE/HARDWARE - 3.9%
102,472	Eastern Co.	3,120,272

	MINING - 2.3%
23,000	United States Lime & Minerals, Inc.	1,803,660

	RETAIL - 7.0%
98,000	Boot Barn Holdings, Inc. *	763,420
224,000	Build-A-Bear Workshop, Inc. *	2,408,000
69,500	Movado Group, Inc.	1,466,450
228,000	TravelCenters of America LLC *	934,800
		5,572,670
	SOFTWARE - 3.6%
153,500	American Software, Inc.	1,648,590
110,000	InnerWorkings, Inc. *	1,192,400
		2,840,990
	TELECOMMUNICATIONS - 3.2%
101,900	Hawaiian Telcom Holdco, Inc. *	2,559,728

	TEXTILES - 1.0%
110,000	Crown Crafts, Inc.	830,500

	TRUCKING & LEASING - 0.9%
139,800	General Finance Corp. *	719,970

	TOTAL COMMON STOCK (Cost - $60,169,400)	69,673,707

	SHORT-TERM INVESTMENTS - 11.9%
	MONEY MARKET FUND - 11.9%
9,383,626	Dreyfus Treasury & Agency Cash Management Fund, 0.68% ** (Cost - $9,383,626)	9,383,626

	TOTAL INVESTMENTS - 99.9% (Cost - $69,553,026) (a)	$79,057,333
	OTHER ASSETS LESS LIABILITIES - NET - 0.1%	65,187
	NET ASSETS - 100.0%	$79,122,520

*	Non-income producing security.

#	Affiliated issuer.

<	Illiquid security. At May 31, 2017, the securities amounted to 7.5% of net assets.

**	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $70,356,394 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$14,006,836
Unrealized depreciation:	(5,305,897)
Net unrealized appreciation:	$8,700,939

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2017

Shares		Value

	COMMON STOCK - 93.6%
	APPAREL - 3.1%
158,699	Rocky Brands, Inc.	$2,261,461

	AUTO PARTS & EQUIPMENT - 3.1%
75,500	Douglas Dynamics, Inc.	2,298,975

	BUILDING MATERIALS - 1.4%
119,800	LSI Industries, Inc.	1,057,834

	CHEMICALS - 3.7%
88,728	Detrex Corp. # *	1,996,380
21,475	Oil-Dri Corporation of America	740,243
		2,736,623
	COMMERCIAL SERVICES - 7.8%
81,400	AstroNova, Inc.	1,135,530
73,000	BG Staffing, Inc.	1,185,520
41,000	Healthcare Services Group, Inc.	1,962,670
14,825	Landauer, Inc.	724,201
23,000	McGrath RentCorp	762,910
		5,770,831
	COMPUTERS - 0.5%
42,104	TransAct Technologies, Inc.	359,989

	DIVERSIFIED FINANCIAL SERVICES - 3.9%
32,500	Greenhill & Co., Inc.	658,125
41,000	Westwood Holdings Group, Inc.	2,237,780
		2,895,905
	ELECTRIC - 1.4%
16,000	MGE Energy, Inc.	1,041,600

	ENTERTAINMENT - 4.3%
233,300	National CineMedia, Inc.	1,696,091
87,000	Speedway Motorsports, Inc.	1,498,140
		3,194,231
	ENVIRONMENTAL CONTROL - 2.2%
142,000	Ecology and Environment, Inc.	1,604,600

	FOOD - 2.7%
124,300	Rocky Mountain Chocolate Factory, Inc.	1,492,843
20,000	Village Super Market, Inc. - Class A	497,600
		1,990,443
	FOREST PRODUCTS & PAPER - 0.9%
49,000	Orchids Paper Products Co.	700,210

	GAS - 1.8%
55,425	RGC Resources, Inc.	1,362,901

	HEALTHCARE - PRODUCTS - 1.5%
80,000	Meridian Bioscience, Inc.	1,104,000

	HEALTHCARE - SERVICES - 1.1%
39,700	Psychemedics Corp.	821,393

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2017

Shares		Value

	HOME FURNISHINGS - 1.5%
22,376	Flexsteel Industries, Inc.	$1,133,344

	HOUSEHOLD PRODUCTS/WARES - 3.3%
84,000	Acme United Corp.	2,406,600

	INSURANCE - 2.2%
11,200	Kansas City Life Insurance Co.	506,800
379,372	Marketing Alliance, Inc. # *	1,092,592
		1,599,392
	INTERNET - 2.0%
56,000	New Media Investment Group, Inc.	724,080
123,000	PC-Tel, Inc.	789,660
		1,513,740
	LEISURE TIME - 3.6%
33,099	Bowl America, Inc.	474,971
182,000	Escalade, Inc.	2,184,000
		2,658,971
	MEDIA - 6.4%
385,500	A.H. Belo Corp.	2,178,075
97,000	Gannett Co., Inc.	761,450
110,000	Salem Media Group, Inc.	753,500
53,000	World Wrestling Entertainment, Inc. - Class A	1,081,730
		4,774,755
	MISCELLANEOUS MANUFACTURER - 2.9%
128,000	Myers Industries, Inc.	2,163,200

	OFFICE FURNISHINGS - 2.4%
78,600	Kewaunee Scientific Corp.	1,803,870

	REAL ESTATE - 1.9%
146,500	Farmland Partners, Inc.	1,425,445

	REITS - 5.5%
67,300	CatchMark Timber Trust, Inc. - Class A	761,836
38,500	Chatham Lodging Trust	764,225
176,000	Monmouth Real Estate Investment Corp.	2,569,600
		4,095,661
	RETAIL - 5.1%
103,000	Barnes & Noble, Inc.	690,100
88,000	PetMed Express, Inc.	3,087,920
		3,778,020
	SEMICONDUCTORS - 1.7%
46,800	Brooks Automation, Inc.	1,289,340

	SOFTWARE - 4.9%
207,000	American Software, Inc.	2,223,180
115,625	Simulations Plus, Inc.	1,410,625
		3,633,805
	TELECOMMUNICATIONS - 1.9%
49,000	Consolidated Communications Holdings, Inc.	976,080
243,952	RF Industries Ltd.	439,114
		1,415,194

The accompanying notes are an integral part of these financial statements.

North Star Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2017

Shares		Value

	TEXTILES - 2.0%
197,000	Crown Crafts, Inc.	$1,487,350

	WATER - 6.9%
25,100	Artesian Resources Corp.	881,763
15,275	Connecticut Water Service, Inc.	810,492
89,000	Global Water Resources, Inc.	843,720
39,400	Middlesex Water Co.	1,391,608
34,975	York Water Co.	1,157,672
		5,085,255

	TOTAL COMMON STOCK (Cost - $59,119,343)	69,464,938

	PREFERRED STOCK - 2.0%
	DIVERSIFIED FINANCIAL SERVICES - 0.7%
20,000	Cowen Group, Inc., 8.25%	538,100

	RETAIL - 0.9%
28,000	TravelCenters of America LLC, 8.25%	686,000

	TRUCKING & LEASING - 0.4%
10,000	General Finance Corp., 8.125%	257,700

	TOTAL PREFERRED STOCK (Cost - $1,499,486)	1,481,800

	SHORT-TERM INVESTMENTS - 4.4%
	MONEY MARKET FUND - 4.4%
3,258,906	Dreyfus Treasury & Agency Cash Management Fund, 0.68% ** (Cost - $3,258,906)	3,258,906

	TOTAL INVESTMENTS - 100.0% (Cost - $63,877,735) (a)	$74,205,644
	OTHER ASSETS LESS LIABILITIES - NET - 0.0%	15,737
	NET ASSETS - 100.0%	$74,221,381

#	Affiliated issuer.

*	Illiquid security. At May 31, 2017, the securities amounted to 4.2% of net assets.

**	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $65,484,910 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$15,347,455
Unrealized depreciation:	(6,626,721)
Net unrealized appreciation:	$8,720,734

REITS - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2017

Shares		Value

	PREFERRED STOCK - 10.5%
	BANKS - 4.4%
6,500	Cititgroup Capital XIII, 7.542%	$169,650
10,000	GMAC Capital Trust I, 6.967%	255,200
5,000	PNC Financial Services Group, Inc., 6.125%	148,400
6,000	PrivateBancorp, Inc., 7.125%	153,780
6,000	US Bancorp, 6.50%	181,080
		908,110
	DIVERSIFIED FINANCIAL SERVICES - 1.9%
14,400	Cowen Group, Inc., 8.25%	387,432

	PIPELINES - 2.0%
10,000	Kinder Morgan, Inc. 9.75%	423,800

	REITS - 1.5%
5,700	Public Storage, 5.20%	143,583
7,000	Vornado Realty Trust, 5.40%	176,610
		320,193
	TRUCKING & LEASING - 0.7%
5,800	General Finance Corp., 8.125%	149,466

	TOTAL PREFERRED STOCK (Cost - $2,190,111)	2,189,001

Par Value		Coupon Rate (%)	Maturity

	CORPORATE BONDS - 83.7%
	AIRLINES - 2.5%
$500,000	American Airlines Group, Inc.	6.125	6/1/2018	520,000

	APPAREL - 3.4%
375,000	Perry Ellis International, Inc.	7.875	4/1/2019	375,938
350,000	Under Armour, Inc.	3.250	6/15/2026	326,614
				702,552
	AUTO PARTS & EQUIPMENT - 2.1%
425,000	Goodyear Tire & Rubber Co.	5.125	11/15/2023	448,375

	BANKS - 1.2%
250,000	Wachovia Cap Trust III ^	5.570	3/29/2049	251,438

	BEVERAGES - 1.0%
200,000	Cott Beverages, Inc.	5.375	7/1/2022	208,500

	CHEMICALS - 2.3%
500,000	CF Industries, Inc.	3.450	6/1/2023	469,375

	COMMERCIAL SERVICES - 4.5%
250,000	ADT Corp.	6.250	10/15/2021	276,250
200,000	ADT Corp.	3.500	7/15/2022	196,500
460,000	RR Donnelley & Sons Co.	6.500	11/15/2023	466,900
				939,650
	COSMETICS & TOILETRIES - 0.5%
100,000	Edgewell Personal Care Co.	4.700	5/24/2022	107,250

The accompanying notes are an integral part of these financial statements.

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2017

Par Value		Coupon Rate (%)	Maturity	Value

	DIVERSIFIED FINANCIAL SERVICES - 4.4%
$300,000	American Express Co. ^	4.900	3/15/2020	$304,695
450,000	Jefferies Group LLC	8.500	7/15/2019	507,462
100,000	Synchrony Financial ^	2.580	11/9/2017	100,411
				912,568
	ENTERTAINMENT - 6.0%
400,000	Churchill Downs, Inc.	5.375	12/15/2021	418,000
405,000	National CineMedia LLC	6.000	4/15/2022	413,606
400,000	Speedway Motorsports, Inc.	5.125	2/1/2023	407,000
				1,238,606
	ENVIRONMENTAL CONTROL - 1.9%
400,000	Covanta Holding Corp.	5.875	3/1/2024	396,000

	FOOD - 8.0%
450,000	B&G Foods, Inc.	4.625	6/1/2021	461,250
428,000	Dean Holding Co.	6.900	10/15/2017	435,011
425,000	Ingles Markets, Inc.	5.750	6/15/2023	433,500
325,000	TreeHouse Foods, Inc.	4.875	3/15/2022	337,188
				1,666,949
	HEALTHCARE - SERVICES - 2.4%
475,000	DaVita HealthCare Partners, Inc.	5.750	8/15/2022	493,109

	HOUSEHOLD PRODUCTS/WARES - 5.6%
550,000	ACCO Brands Corp. *	5.250	12/15/2024	569,250
550,000	Central Garden & Pet Co.	6.125	11/15/2023	591,250
				1,160,500
	LEISURE TIME - 1.1%
200,000	Royal Caribbean Cruises Ltd.	5.250	11/15/2022	222,250

	MEDIA - 8.5%
400,000	AMC Networks, Inc.	4.750	12/15/2022	411,500
50,000	TEGNA, Inc.	5.125	7/15/2020	51,375
450,000	TEGNA, Inc.	6.375	10/15/2023	478,125
300,000	Lee Enterprises, Inc. *	9.500	3/15/2022	313,500
500,000	Time, Inc. *	5.750	4/15/2022	516,250
				1,770,750
	MINING - 1.9%
400,000	Freeport-McMoRan, Inc.	4.000	11/14/2021	392,480

	MISCELLANEOUS MANUFACTURER - 2.4%
500,000	Trinity Industries, Inc.	4.550	10/1/2024	506,848

	OIL & GAS - 2.1%
50,000	Murphy Oil Corp.	4.000	6/1/2022	48,750
400,000	Murphy Oil Corp.	4.700	12/1/2022	392,000
				440,750
	OIL & GAS SERVICES - 1.6%
530,000	Bristow Group, Inc.	6.250	10/15/2022	326,612

The accompanying notes are an integral part of these financial statements.

North Star Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2017

Par Value		Coupon Rate (%)	Maturity	Value

	RETAIL - 10.5%
$550,000	Brinker International, Inc.	3.875	5/15/2023	$524,920
400,000	Gap, Inc.	5.950	4/12/2021	433,771
350,000	L Brands, Inc.	8.500	6/15/2019	392,000
350,000	Sally Holdings LLC	5.750	6/1/2022	361,156
443,000	Wendy’s International LLC	7.000	12/15/2025	471,795
				2,183,642
	SEMICONDUCTORS - 2.1%
400,000	Advanced Micro Devices, Inc.	7.500	8/15/2022	443,500

	TELECOMMUNICATIONS - 7.7%
500,000	CenturyLink, Inc.	5.800	3/15/2022	525,000
532,000	Cincinnati Bell, Inc. *	7.000	7/15/2024	559,930
520,000	Consolidated Communications, Inc.	6.500	10/1/2022	519,350
				1,604,280

	TOTAL CORPORATE BONDS (Cost - $17,306,267)			17,405,984

	CONVERTIBLE BONDS - 1.2%
	PRIVATE EQUITY- 1.2%
250,000	Hercules Capital, Inc. * (Cost - $252,529)	4.375	2/1/2022	254,375

	GOVERNMENT & AGENCY OBLIGATIONS - 0.0%
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.0%
3,676	Ginnie Mae II Pool (Cost - $3,690)	5.500	8/20/2017	3,677

Shares
	SHORT-TERM INVESTMENTS - 3.1%
	MONEY MARKET FUND - 3.1%
642,831	Fidelity Investments Money Market Funds - Treasury Portfolio, Class I, 0.64% ** (Cost - $642,831)			642,831

	TOTAL INVESTMENTS - 98.5% (Cost - $20,395,428) (a)			$20,495,868
	OTHER ASSETS LESS LIABILITIES - NET - 1.5%			315,194
	NET ASSETS - 100.0%			$20,811,062

^	Variable or step coupon security; interest rate shown reflects rate currently in effect.

*	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities had a fair value of $2,213,305 and 10.6% of net assets.

**	Money Market Fund; interest rate reflects seven-day effective yield on May 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $20,396,025 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$342,775
Unrealized depreciation:	(242,932)
Net unrealized appreciation:	$99,843

LLC - Limited Liability Company

REITS - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2017

	North Star	North Star	North Star	North Star
	Opportunity	Micro Cap	Dividend	Bond
Assets:	Fund	Fund	Fund	Fund
Investments in Unaffiliated Securities at Cost	$67,823,156	$65,442,922	$60,005,643	$20,395,428
Investment in Non-controlled Affiliated Security at Cost	—	4,110,104	3,872,092	—
Total Securities at Cost	67,823,156	69,553,026	63,877,735	20,395,428
Investments in Unaffiliated Securities at Value	$78,227,861	$76,113,445	$71,116,672	$20,495,868
Investment in Non-controlled Affiliated Security at Value	—	2,943,888	3,088,972	—
Total Securities at Value	78,227,861	79,057,333	74,205,644	20,495,868
Dividends and Interest Receivable	209,500	68,863	185,964	267,588
Receivable for Securities Sold	28,341	28,341	183,528	74,342
Receivable for Fund Shares Sold	50	99,975	129,450	10,000
Prepaid Expenses and Other Assets	22,410	20,665	29,048	19,399
Total Assets	78,488,162	79,275,177	74,733,634	20,867,197

Liabilities:
Payable for Securities Purchased	281,095	36,900	419,001	—
Payable for Fund Shares Redeemed	24,110	—	—	—
Investment Advisory Fees Payable	66,189	67,876	62,977	15,065
Distribution (12b-1) fees payable	11	—	—	—
Payable to Related Parties	31,295	18,384	11,900	13,635
Audit and Tax Fees Payable	8,900	8,385	9,245	8,363
Legal Fees Payable	3,442	3,142	—	11,472
Accrued Expenses and Other Liabilities	13,032	17,970	9,130	7,600
Total Liabilities	428,074	152,657	512,253	56,135

Net Assets	$78,060,088	$79,122,520	$74,221,381	$20,811,062

Composition of Net Assets:
At May 31, 2017, Net Assets consisted of:
Paid-in-Capital	$66,112,348	$66,061,289	$63,021,680	$20,775,004
Undistributed Net Investment Income/(Loss)	392,203	(248,133)	85,190	47,233
Accumulated Net Realized Gain/(Loss) from Security Transactions	1,150,832	3,805,057	786,602	(111,615)
Net Unrealized Appreciation of Investments	10,404,705	9,504,307	10,327,909	100,440
Net Assets	$78,060,088	$79,122,520	$74,221,381	$20,811,062

Net Asset Value Per Share:
Class I Shares:
Net Assets	$78,044,560	$79,122,520	$74,221,381	$20,811,062
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	6,092,176	2,869,960	3,719,559	2,087,729
Net Asset Value (Net Assets/Shares Outstanding), Offering Price and Redemption Price Per Share*	$12.81	$27.57	$19.95	$9.97
Class A Shares:
Net Assets	$15,528
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	1,208
Net Asset Value (Net Assets/Shares Outstanding) and Redemption Price Per Share*	$12.85
Maximum Offering Price Per Share (Maximum Sales Charge of 5.75%)	$13.63

*	The Funds charge a fee of 2.00% on redemptions of shares held for less than 30 days.

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2017

	North Star	North Star	North Star	North Star
	Opportunity Fund	Micro Cap Fund	Dividend Fund	Bond Fund
Investment Income
Dividends from Unaffiliated Investments	$650,494	$350,266	$1,198,505	$90,975
Dividends from Affiliated Investments	—	38,294	115,800	—
Interest	289,966	26,438	36,032	358,308
Total Investment Income	940,460	414,998	1,350,337	449,283

Expenses
Investment Advisory Fees	385,924	394,628	358,040	80,870
Shareholder Servicing Fees	49,815	42,630	35,019	8,850
Administrative Service Fees	45,797	36,957	32,991	14,022
Accounting Service Fees	18,926	17,683	14,017	5,764
Legal Fees	13,218	12,880	7,952	25,160
Registration Fees	12,420	11,979	10,148	11,790
Transfer Agent Fees	9,821	8,319	7,378	12,362
Printing Expense	8,015	4,247	4,612	2,940
Audit and Tax Fees	7,283	7,126	7,025	7,325
Trustees’ Fees and Expenses	6,315	8,067	4,239	9,018
Chief Compliance Officer Fees	5,867	5,466	4,015	2,289
Custodian Fees	3,755	4,576	7,482	2,786
Insurance Expense	2,601	2,730	2,912	342
Distribution (12b-1) Fees - Class A	20	—	—	—
Other Expenses	2,945	3,422	1,564	3,038
Total Expenses	572,722	560,710	497,394	186,556
Less: Fees Waived by the Adviser	—	—	—	(16,034)
Net Expenses	572,722	560,710	497,394	170,522

Net Investment Income/(Loss)	367,738	(145,712)	852,943	278,761

Net Realized and Unrealized Gain/(Loss) on Investments
Net Realized Gain/(Loss):
on Unaffiliated Investments	1,698,615	4,662,882	1,053,937	5,547
Net Change in Unrealized Appreciation/(Depreciation):
on Unaffiliated Investments	1,978,917	(2,911,827)	(896,225)	34,206
on Affiliated Investments	—	(283,260)	(42,111)	—
Net Realized and Unrealized Gain on Investments	3,677,532	1,467,795	115,601	39,753

Net Increase in Net Assets Resulting From Operations	$4,045,270	$1,322,083	$968,544	$318,514

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star Opportunity Fund

	For the Six Months	For the Year
	Ended	Ended
	May 31, 2017	November 30, 2016
	(Unaudited)
Operations
Net Investment Income	$367,738	$966,048
Net Realized Gain on Investments	1,698,615	284,297
Net Change in Unrealized Appreciation/(Depreciation) on Investments	1,978,917	5,782,484
Net Increase in Net Assets Resulting From Operations	4,045,270	7,032,829

Distributions to Shareholders From:
Net Investment Income
Class I	(223,897)	(795,756)
Class A	(25)	(77)
Total Distributions to Shareholders	(223,922)	(795,833)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (45,118 and 92,760 shares, respectively)	571,813	998,350
Distributions Reinvested (15,791 and 68,356 shares, respectively)	201,838	757,428
Cost of Shares Redeemed (70,349 and 409,236 shares, respectively)	(891,067)	(4,473,949)
Total Class I Shares	(117,416)	(2,718,171)

Class A Shares:
Proceeds from Shares Sold (0 and 1,207 share, respectively)	—	13,191
Total Class A Shares	—	13,191

Net Decrease in Net Assets From Shares of Beneficial Interest	(117,416)	(2,704,980)

Total Increase in Net Assets	3,703,932	3,532,016

Net Assets
Beginning of Period	74,356,156	70,824,140
End of Period *	$78,060,088	$74,356,156

* Includes Undistributed Net Investment Income of:	$392,203	$248,387

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Micro Cap Fund

	For the Six Months	For the Year
	Ended	Ended
	May 31, 2017	November 30, 2016
	(Unaudited)
Operations
Net Investment Loss	$(145,712)	$(142,138)
Net Realized Gain on Investments	4,662,882	1,054,920
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(3,195,087)	12,233,983
Net Increase in Net Assets Resulting From Operations	1,322,083	13,146,765

Distributions to Shareholders From:
Class I Shares:
Net Investment Income	—	(72,806)
Net Realized Gains on Investments	(2,582,363)	(3,174,942)
Total Distributions to Shareholders	(2,582,363)	(3,247,748)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (64,295 and 120,486 shares, respectively)	1,777,609	2,731,186
Distributions Reinvested (83,684 and 137,890 shares, respectively)	2,318,056	3,148,030
Cost of Shares Redeemed (52,512 and 203,846 shares, respectively)	(1,455,194)	(4,712,719)
Total Class I Shares	2,640,471	1,166,497

Total Increase in Net Assets	1,380,191	11,065,514

Net Assets
Beginning of Period	77,742,329	66,676,815
End of Period *	$79,122,520	$77,742,329

* Includes Undistributed Net Investment Loss of:	$(248,133)	$(102,421)

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Dividend Fund

	For the Six Months	For the Year
	Ended	Ended
	May 31, 2017	November 30, 2016
	(Unaudited)
Operations
Net Investment Income	$852,943	$1,181,161
Net Realized Gain on Investments	1,053,937	1,564,497
Net Change in Unrealized Appreciation/(Depreciation) on Investments	(938,336)	7,462,983
Net Increase in Net Assets Resulting From Operations	968,544	10,208,641

Distributions to Shareholders From:
Class I Shares:
Net Investment Income	(803,464)	(1,145,623)
Net Realized Gains on Investments	(1,942,497)	(483,461)
Total Distributions to Shareholders	(2,745,961)	(1,629,084)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (428,639 and 437,213 shares, respectively)	8,647,481	8,409,213
Distributions Reinvested (118,023 and 87,957 shares, respectively)	2,387,083	1,580,126
Cost of Shares Redeemed (145,235 and 87,848 shares, respectively)	(2,923,148)	(1,608,705)
Redemption Fee Proceeds	1,328	3,823
Total Class I Shares	8,112,744	8,384,457

Total Increase in Net Assets	6,335,327	16,964,014

Net Assets
Beginning of Period	67,886,054	50,922,040
End of Period *	$74,221,381	$67,886,054

* Includes Undistributed Net Investment Income of:	$85,190	$35,711

The accompanying notes are an integral part of these financial statements.

North Star Funds
STATEMENTS OF CHANGES IN NET ASSETS

	North Star
	Bond Fund

	For the Six Months	For the Year
	Ended	Ended
	May 31, 2017	November 30, 2016
	(Unaudited)
Operations
Net Investment Income	$278,761	$407,910
Net Realized Gain/(Loss) on Investments	5,547	(113,397)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	34,206	390,517
Net Increase in Net Assets Resulting From Operations	318,514	685,030

Distributions to Shareholders From:
Class I Shares:
Net Investment Income	(268,566)	(405,762)
Net Realized Gains on Investments	—	(34,472)
Total Distributions to Shareholders	(268,566)	(440,234)

Capital Shares of Beneficial Interest
Class I Shares:
Proceeds from Shares Sold (492,535 and 644,297 shares, respectively)	4,923,789	6,337,550
Distributions Reinvested (13,267 and 22,256 shares, respectively)	132,546	217,572
Cost of Shares Redeemed (68,539 and 99,907 shares, respectively)	(684,807)	(966,523)
Total Class I Shares	4,371,528	5,588,599

Total Increase in Net Assets	4,421,476	5,833,395

Net Assets
Beginning of Period	16,389,586	10,556,191
End of Period *	$20,811,062	$16,389,586

* Includes Undistributed Net Investment Income of:	$47,233	$37,038

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Opportunity Fund
	Class I
	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2017		November 30, 2016	November 30, 2015	November 30, 2014	November 30, 2013	November 30, 2012 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$12.18		$11.15	$13.46	$13.75	$11.11	$10.00
Activity From Investment Operations:
Net investment income (b)	0.06		0.16	0.27	0.20	0.25	0.26
Net gain (loss) from securities (both realized and unrealized)	0.61		1.00	(1.36)	0.95	2.85 (c)	1.10	(c)
Total from operations	0.67		1.16	(1.09)	1.15	3.10	1.36

Less Distributions From:
Net investment income	(0.04)		(0.13)	(0.28)	(0.18)	(0.26)	(0.25)
Net realized gains on investments	—		—	(0.91)	(1.26)	(0.20)	—
Return of Capital	—		—	(0.03)	—	—	—
Total Distributions	(0.04)		(0.13)	(1.22)	(1.44)	(0.46)	(0.25)

Redemption Fees	—		—	0.00 (d)	0.00 (d)	0.00 (d)	0.00	(d)
Net Asset Value, End of Period	$12.81		$12.18	$11.15	$13.46	$13.75	$11.11

Total Return (e)	5.48	% (f)	10.51%	(8.47)%	9.33%	28.73%	13.69	% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$78,045		$74,341	$70,824	$76,459	$66,210	$43,572
Ratio to average net assets:
Expenses, Gross (g)	1.48	% (h)	1.49%	1.36%	1.31%	1.46%	1.79	% (h)
Expenses, Net of waiver or recapture	1.48	% (h)	1.49%	1.36%	1.31%	1.49%	1.74	% (h)
Net investment income	0.95	% (h)	1.40%	2.26%	1.58%	2.06%	2.56	% (h)
Portfolio turnover rate	22	% (f)	61%	61%	53%	73%	59	% (f)

(a)	The North Star Opportunity Fund commenced operations on December 15, 2011.

(b)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	The amount of net gains from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

(d)	Less than $0.005 per share.

(e)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower for the period ended November 30, 2012.

(f)	Not annualized.

(g)	Represents the ratio of expenses to average net assets absent any fee waivers, expense reimbursements and/or expense recapture by the Adviser.

(h)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Opportunity Fund
	Class A
	For the Six Months		For the Year	For the Year	For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended	Ended	Ended
	May 31, 2017		November 30, 2016	November 30, 2015	November 30, 2014	November 30, 2013	November 30, 2012 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$12.22		$11.15	$13.46	$13.75	$11.11	$10.00
Activity From Investment Operations:
Net investment income (b)	0.05		0.14	0.27	0.20	0.25	0.26
Net gain (loss) from securities (both realized and unrealized)	0.60		1.04	(1.36)	0.95	2.85 (c)	1.10	(c)
Total from operations	0.65		1.18	(1.09)	1.15	3.10	1.36

Less Distributions From:
Net investment income	(0.02)		(0.11)	(0.28)	(0.18)	(0.26)	(0.25)
Net realized gains on investments	—		—	(0.91)	(1.26)	(0.20)	—
Return of Capital	—		—	(0.03)	—	—	—
Total Distributions	(0.02)		(0.11)	(1.22)	(1.44)	(0.46)	(0.25)
Net Asset Value, End of Period	$12.85		$12.22	$11.15	$13.46	$13.75	$11.11

Total Return (d)	5.33	% (e)	10.49%	(8.47)%	9.33%	28.73%	13.69	% (e)

Ratios/Supplemental Data
Net assets, end of period (f)	$15,528		$14,768	$14	$16	$15	$11
Ratio to average net assets:
Expenses, Gross (g)	1.74	% (h)	1.74%	1.61%	1.56%	1.71%	2.04	% (h)
Expenses, Net of waiver or recapture	1.74	% (h)	1.74%	1.61%	1.56%	1.74%	1.99	% (h)
Net investment income	0.72	% (h)	1.19%	2.01%	1.33%	1.81%	2.29	% (h)
Portfolio turnover rate	22	% (e)	61%	61%	53%	73%	59	% (e)

(a)	The North Star Opportunity Fund commenced operations on December 15, 2011.

(b)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	The amount of net gains from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

(d)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower for the period ended November 30, 2012.

(e)	Not annualized.

(f)	Actual net assets not truncated.

(g)	Represents the ratio of expenses to average net assets absent any fee waivers, expense reimbursements and/or expense recapture by the Adviser.

(h)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Micro Cap Fund
	Class I
	For the Six Months		For the Year	For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended	Ended
	May 31, 2017		November 30, 2016	November 30, 2015	November 30, 2014	November 30, 2013 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$28.02		$24.51	$29.52	$29.53	$24.19
Activity From Investment Operations:
Net investment income (loss) (b)	(0.05)		(0.05)	0.12	0.01	(0.00	) (c)
Net gain (loss) from securities (both realized and unrealized)	0.53		4.76	(2.71)	1.68	5.34
Total from operations	0.48		4.71	(2.59)	1.69	5.34

Less Distributions From:
Net investment income	—		(0.03)	(0.14)	—	—
Net realized gains on investments	(0.93)		(1.17)	(2.28)	(1.70)	—
Total Distributions	(0.93)		(1.20)	(2.42)	(1.70)	—
Net Asset Value, End of Period	$27.57		$28.02	$24.51	$29.52	$29.53

Total Return (d)	1.70	% (e)	20.31%	(9.49)%	6.17%	22.07	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$79,123		$77,742	$66,677	$71,429	$62,391
Ratio to average net assets:
Expenses, Gross (f)	1.42	% (g)	1.46%	1.35%	1.34%	1.51	% (g)
Expenses, Net of waiver	1.42	% (g)	1.46%	1.35%	1.34%	1.51	% (g)
Net investment income (loss)	(0.37	)% (g)	(0.21)%	0.44%	0.05%	0.00	% (g,h)
Portfolio turnover rate	14	% (e)	33%	34%	31%	24	% (e)

(a)	The North Star Micro Cap Fund commenced operations on May 31, 2013.

(b)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Less than $0.005 per share.

(d)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(e)	Not annualized.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)	Annualized.

(h)	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Dividend Fund
	Class I
	For the Six Months		For the Year	For the Year	For the Year	For the Period
	Ended		Ended	Ended	Ended	Ended
	May 31, 2017		November 30, 2016	November 30, 2015	November 30, 2014	November 30, 2013 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$20.46		$17.68	$18.33	$18.18	$15.83
Activity From Investment Operations:
Net investment income (b)	0.24		0.39	0.50	0.44	0.16
Net gain (loss) from securities (both realized and unrealized)	0.05		2.94	(0.31)	0.61	2.34
Total from operations	0.29		3.33	0.19	1.05	2.50

Less Distributions From:
Net investment income	(0.22)		(0.38)	(0.50)	(0.45)	(0.15)
Net realized gains on investments	(0.58)		(0.17)	(0.34)	(0.45)	—
Total Distributions	(0.80)		(0.55)	(0.84)	(0.90)	(0.15)

Redemption Fees	0.00	(c)	0.00 (c)	0.00 (c)	0.00 (c)	—
Net Asset Value, End of Period	$19.95		$20.46	$17.68	$18.33	$18.18

Total Return (d)	1.43	% (e)	19.30%	1.09%	6.01%	15.91	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$74,221		$67,886	$50,922	$49,417	$38,575
Ratio to average net assets:
Expenses, Gross (f)	1.39	% (g)	1.48%	1.39%	1.38%	1.68	% (g)
Expenses, Net of waiver	1.39	% (g)	1.48%	1.39%	1.38%	1.68	% (g)
Net investment income	2.39	% (g)	2.12%	2.80%	2.43%	1.88	% (g)
Portfolio turnover rate	9	% (e)	23%	25%	22%	16	% (e)

(a)	The North Star Dividend Fund commenced operations on May 31, 2013.

(b)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Less than $0.005 per share.

(d)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(e)	Not annualized.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	North Star Bond Fund
	Class I
	For the Six Months		For the Year	For the Period
	Ended		Ended	Ended
	May 31, 2017		November 30, 2016	November 30, 2015 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$9.93		$9.74	$10.00
Activity From Investment Operations:
Net investment income (b)	0.15		0.31	0.28
Net gain/(loss) from securities (both realized and unrealized)	0.03		0.22	(0.30)
Total from operations	0.18		0.53	(0.02)

Less Distributions From:
Net investment income	(0.14)		(0.31)	(0.24)
Net realized gains on investments	—		(0.03)	—
Total Distributions	(0.14)		(0.34)	(0.24)

Redemption Fees	—		—	0.00	(c)
Net Asset Value, End of Period	$9.97		$9.93	$9.74

Total Return (d)	1.80	% (e)	5.55%	(0.20	)% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$20,811		$16,390	$10,556
Ratio to average net assets:
Expenses, Gross (f)	1.96	% (g)	1.70%	2.48	% (g)
Expenses, Net of expense or recapture	1.79	% (g)	1.79%	1.79	% (g)
Net investment income	2.93	% (g)	3.16%	3.02	% (g)
Portfolio turnover rate	19	% (e)	30%	33	% (e)

(a)	The North Star Bond Fund commenced operations on December 19, 2014.

(b)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Less than $0.005 per share.

(d)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.

(e)	Not annualized.

(f)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or recapture by the Adviser.

(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2017

1.	ORGANIZATION

The North Star Opportunity Fund, the North Star Micro Cap Fund, the North Star Dividend Fund and the North Star Bond Fund (each a “Fund,” and together the “Funds”) are each a series of shares of beneficial interest of the Northern Lights Fund Trust II (the “Trust”), a trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The diversification policy of each Fund is as follows:

Fund
North Star Opportunity Fund	Diversified
North Star Micro Cap Fund	Diversified
North Star Dividend Fund	Diversified
North Star Bond Fund	Non-Diversified

The investment objective of each Fund is as follows:

Fund	Primary Objective
North Star Opportunity Fund	To seek long-term capital appreciation
North Star Micro Cap Fund	Capital appreciation and to derive income from short term liquid securities
North Star Dividend Fund	To generate dividend income and to seek capital appreciation
North Star Bond Fund	To generate income, with preservation of capital

The North Star Micro Cap Fund is the successor to the Kuby Gottlieb Special Value Fund, L.P. (the “Predecessor Micro Cap Fund”), which transferred its assets to the North Star Micro Cap Fund in connection with the North Star Micro Cap Fund’s commencement of operations. The North Star Dividend Fund is the successor to the North Star Dividend Fund, L.P. (the “Predecessor Dividend Fund”), which transferred its assets to the North Star Dividend Fund in connection with the North Star Dividend Fund’s commencement of operations. The North Star Opportunity Fund is the successor to the North Star Opportunity Fund, L.P. (the “Predecessor North Star Opportunity Fund”), which transferred its assets to the Fund in connection with the North Star Opportunity Fund’s commencement of operations. The Predecessor Funds were managed by the same adviser who currently manages the Funds, and have substantially similar investment objectives and strategies to those of the Funds. Each Fund commenced operations on the following dates:

Fund	Date
North Star Opportunity Fund	December 15, 2011
North Star Micro Cap Fund	May 31, 2013
North Star Dividend Fund	May 31, 2013
North Star Bond Fund	December 19, 2014

The North Star Micro Cap Fund, the North Star Dividend Fund and North Star Bond Fund currently offer Class I shares. The North Star Opportunity Fund currently offers Class I and Class A shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2017

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments in open-ended investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2017

factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2017 for the Funds’ investments measured at fair value:

North Star Opportunity Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$56,167,509	$1,871,200	$—	$58,038,709
Preferred Stock	2,692,653	—	—	2,692,653
Corporate Bonds	—	8,265,033	—	8,265,033
Short-Term Investments	9,231,466	—	—	9,231,466
Total	$68,091,628	$10,136,233	$—	$78,227,861

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2017

North Star Micro Cap Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$63,767,890	$5,905,817	$—	$69,673,707
Short-Term Investments	9,383,626	—	—	9,383,626
Total	$73,151,516	$5,905,817	$—	$79,057,333

North Star Dividend Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$66,375,966	$3,088,972	$—	$69,464,938
Preferred Stock	1,481,800	—	—	1,481,800
Short-Term Investments	3,258,906	—	—	3,258,906
Total	$71,116,672	$3,088,972	$—	$74,205,644

North Star Bond Fund

Assets *	Level 1	Level 2	Level 3	Total
Preferred Stock	$2,189,001	$—	$—	$2,189,001
Corporate Bonds	—	17,405,984	—	17,405,984
Convertible Bonds	—	254,375	—	254,375
Government & Agency Obligations	—	3,677	—	3,677
Short-Term Investments	642,831	—	—	642,831
Total	$2,831,832	$17,664,036	$—	$20,495,868

The Funds did not hold any Level 3 securities during the period. The transfers between levels record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Portfolios of Investments for security classifications.

The following amounts were transfers in/(out) of Level 2 assets:

North Star Opportunity Fund

	Common Stock	Total
Beginning Balance Level 2	$—	$—
Transfers into Level 2 from Level 1	1,871,200	1,871,200
Transfers from Level 2 into Level 1	—	—
Net Transfer In/(Out) of Level 2	$1,871,200	$1,871,200

The reason for transfers is due to lack of observable trades for these investments at May 31, 2017.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2017

Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the North Star Opportunity Fund, North Star Micro Cap Fund and North Star Dividend Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the 2014 through 2016 tax returns. Management has analyzed the North Star Bond Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the 2014 - 2016 tax returns. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2017 tax return for each Fund. Each Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund may make significant investments. However, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – The following table summarizes each Fund’s Investment Income and Capital Gain declaration policy:

Fund	Income Dividends	Capital Gains
North Star Opportunity Fund	Quarterly	Annually
North Star Micro Cap Fund	Annually	Annually
North Star Dividend Fund	Monthly	Annually
North Star Bond Fund	Monthly	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – North Star Investment Management Corp. serves as the Funds’ Investment Adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of the average daily net assets of each Fund:

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2017

Fund	Advisory Fee
North Star Opportunity Fund	1.00%
North Star Micro Cap Fund	1.00%
North Star Dividend Fund	1.00%
North Star Bond Fund	0.85%

For the period ended May 31, 2017, the Adviser earned advisory fees of:

Fund	Advisory Fee
North Star Opportunity Fund	$ 385,924
North Star Micro Cap Fund	394,628
North Star Dividend Fund	358,040
North Star Bond Fund	80,870

The Adviser has contractually agreed, at least until March 31, 2018 for the Funds, to waive all or part of its management fees and/or make payments to limit Funds expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) so that the total annual operating expenses of the Funds do not exceed 1.99% and 1.74% of the North Star Opportunity Fund’s average net assets, for Class A and Class I shares, respectively, 1.74% of the North Star Micro Cap Fund’s average net assets for Class I shares, 1.74% of the North Star Dividend Fund’s average net assets for Class I shares and 1.79% of the North Star Bond Fund’s average net assets for Class I shares. The Adviser waived $16,034 for the North Star Bond Fund as of May 31, 2017.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 1.74% and 1.99% of the North Star Opportunity Fund’s average daily net assets attributable to Class I and Class A shares, respectively, 1.74% of the North Star Micro Cap Fund’s and North Star Dividend Fund’s average daily net assets for Class I shares and 1.79% of the North Star Bond Fund’s average daily net assets for Class I shares, the Adviser shall be entitled to recapture by the Funds for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Funds expenses to exceed and 1.74% and 1.99% of the North Star Opportunity Fund’s average daily net assets for Class I and Class A shares, respectively, 1.74% of the North Star Micro Cap Fund’s and North Star Dividend Fund’s average daily net assets for Class I shares and 1.79% of the North Star Bond Fund’s average daily net assets for Class I shares. If Fund Operating Expenses subsequently exceed 1.74% and 1.99% of the North Star Opportunity Fund’s Class I and Class A shares respectively, 1.74% of the North Star Micro Cap Fund’s and North Star Dividend Fund’s Class I shares and 1.79% of the North Star Bond Fund’s Class I shares per annum of the average daily net assets, the reimbursements shall be suspended.

The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement.) The Board may terminate this expense reimbursement arrangement at any time. As of November 30, 2016, the North Star Bond Fund had $38,488 of previously waived expenses which may be recovered by November 30, 2018. As of November 30, 2016, the North Star Opportunity, North Star Micro Cap and North Star Dividend Funds have no recapture available.

Distributor – The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board of Trustees of the Northern Lights Fund Trust II has adopted, on behalf of the North Star Opportunity Fund, a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund is permitted to pay 0.25% per year of its

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2017

average daily net assets of Class A shares for such distribution and shareholder service activities. For the six months ended May 31, 2017, the North Star Opportunity Fund Class A shares incurred $20 in distribution fees.

The Distributor acts as the Funds’ principal underwriter in a continuous offering of each Fund’s shares. For the six months ended May 31, 2017, the Distributor did not receive any underwriting commissions for sales of the North Star Opportunity Fund’s Class A shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended May 31, 2017 were as follows:

Fund	Purchases	Sales
North Star Opportunity Fund	$14,913,926	$17,050,024
North Star Micro Cap Fund	9,678,702	13,669,088
North Star Dividend Fund	15,867,052	6,212,245
North Star Bond Fund	10,250,194	3,182,414

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2017, NFS LLC held approximately 99.9% of the voting securities of the North Star Opportunity Fund’s Class A shares. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also beneficially owned by NFS LLC.

6.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Funds. For the six months ended May 31, 2017 the North Star Dividend Fund had $1,328 in redemption fees.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2017

7.	INVESTMENTS IN AFFILIATED ISSUERS

An affiliated issuer is an issuer in which the Fund has ownership of at least 5% of the voting securities. Issuers which are affiliates of the North Star Micro Cap Fund and the North Star Dividend Fund at May 31, 2017, are noted in each Fund’s Portfolio of Investments.

Transactions during the period with companies which are affiliates are as follows:

North Star Micro Cap Fund

	Shares
	Beginning of				Dividends Credited to	Realized
Description	Period	Purchases	Sales	End of Period	Income	Gain/Loss	Fair Value
Detrex Corp.	70,010	17,156	—	87,166	$38,294	$—	$1,961,235
Truett-Hurst, Inc. - Class A	448,700	—	—	448,700	—	—	982,653

North Star Dividend Fund

	Shares
	Beginning of				Dividends Credited to	Realized
Description	Period	Purchases	Sales	End of Period	Income	Gain/Loss	Fair Value
Detrex Corp.	82,780	5,948	—	88,728	$42,000	$—	$1,996,380
Marketing Alliance, Inc.	307,000	72,372	—	379,372	$73,800	—	1,092,592

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

	For the period ended November 30, 2016			For the period ended November 30, 2015
	Ordinary	Long-Term		Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Total	Income	Capital Gains	Capital	Total
North Star Opportunity Fund	$795,833	$—	$795,833	$2,591,047	$4,312,117	$174,670	$7,077,834
North Star Micro Cap Fund	—	3,247,748	3,247,748	2,060,756	3,797,893	—	5
North Star Dividend Fund	1,145,623	483,461	1,629,084	1,433,621	898,174	—	2
North Star Bond Fund	437,209	3,025	440,234	216,574	—	—	216,574

As of November 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
North Star Opportunity Fund	$8,867	$—	$—	$(121,046)	$(263,112)	$8,501,683	$8,126,392
North Star Micro Cap Fund	—	2,486,176	—	803,368	(864,059)	11,896,026	14,321,511
North Star Dividend Fund	85,765	1,625,108	—	1,607,175	—	9,659,070	12,977,118
North Star Bond Fund	37,038	—	(108,665)	—	(7,900)	65,637	(13,890)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for tax gain/loss due to the Funds’ conversion from limited partnerships and tax adjustments for partnerships.

North Star Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2017

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The North Star Micro Cap Fund incurred and elected to defer such late year losses of $102,421.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Fund	Post October Losses
North Star Opportunity Fund	$263,112
North Star Micro Cap Fund	761,638
North Star Dividend Fund	—
North Star Bond Fund	7,900

At November 30, 2016, the North Star Bond Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring
Fund	Short-Term	Long-Term	Total
North Star Opportunity Fund	$—	$—	$—
North Star Micro Cap Fund	—	—	—
North Star Dividend Fund	—	—	—
North Star Bond Fund	37,465	71,200	108,665

Permanent book and tax differences, primarily attributable to the reclassification of fund distributions, adjustments for the tax gain/loss due to the Funds’ conversion from limited partnerships, and adjustments for partnerships, resulted in reclassification for the following Funds for the year ended November 30, 2016 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Fund	Capital	Income (Loss)	Gains (Loss)
North Star Opportunity Fund	$—	$(21,618)	$21,618
North Star Micro Cap Fund	(776,332)	106,514	669,818
North Star Dividend Fund	(235,983)	—	235,983
North Star Bond Fund	—	5,141	(5,141)

9.	NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there were no subsequent events requiring adjustment or disclosure in the financial statements.

North Star Funds
EXPENSE EXAMPLE (Unaudited)
May 31, 2017

As a shareholder of each Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Fund’s Annualized
Actual	12/1/2016	5/31/2017	12/1/16 – 5/31/17*	Expense Ratio
North Star Opportunity Fund
Class I	$1,000.00	$1,054.80	$7.58	1.48%
Class A	$1,000.00	$1,053.30	$8.91	1.74%
North Star Micro Cap Fund
Class I	$1,000.00	$1,017.00	$7.14	1.42%
North Star Dividend Fund
Class I	$1,000.00	$1,014.30	$6.98	1.39%
North Star Bond Fund
Class I	$1,000.00	$1,018.00	$9.01	1.79%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

North Star Funds
EXPENSE EXAMPLE (Unaudited) (Continued)
May 31, 2017

	Beginning	Ending	Expenses Paid
Hypothetical	Account Value	Account Value	During Period	Fund’s Annualized
(5% return before expenses)	12/1/2016	5/31/2017	12/1/16 – 5/31/17*	Expense Ratio
North Star Opportunity Fund
Class I	$1,000.00	$1,017.55	$7.44	1.48%
Class A	$1,000.00	$1,016.26	$8.75	1.74%
North Star Micro Cap Fund
Class I	$1,000.00	$1,017.85	$7.14	1.42%
North Star Dividend Fund
Class I	$1,000.00	$1,018.00	$6.99	1.39%
North Star Bond Fund
Class I	$1,000.00	$1,016.01	$9.00	1.79%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

North Star Funds
Additional Information (Unaudited)
May 31, 2017

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF THE RENEWAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 24-25, 2016, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement between the Trust, on behalf of the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund and the North Star Bond Fund (the “North Star Funds”) and North Star Investment Management Corporation (“North Star”) (the “North Star Advisory Agreement”).

Based on their evaluation of the information provided by North Star, in conjunction with each North Star Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the North Star Advisory Agreement with respect to each of the North Star Funds.

In advance of the Meeting, the Board requested and received materials to assist them in considering the North Star Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the North Star Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the North Star Advisory Agreement and comparative information relating to the advisory fee and other expenses of each of the North Star Funds. The materials also included due diligence materials relating to North Star (including due diligence questionnaires completed by North Star, select financial information of North Star, bibliographic information regarding North Star’s key management and investment advisory personnel, and comparative fee information relating to the Funds) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the North Star Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the North Star Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the North Star Advisory Agreement. In considering the renewal of the North Star Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by North Star related to the proposed renewal of the North Star Advisory Agreement with respect to each of the North Star Funds, including its Form ADV and related schedules, a description of the manner in which investment decisions were made and executed, a review of the professional personnel performing services for each of the North Star Funds, including the individuals that primarily monitor and execute the investment process. The Board discussed the extent of the research capabilities, the quality of North Star’s compliance infrastructure and the experience of its Fund investment advisory personnel. The Board specifically noted the appointment of a new CCO for North Star in March 2016. Additionally, the Board received satisfactory responses from the representatives of North Star with respect to a series of important questions, including: whether North Star was involved in any lawsuits or pending regulatory actions; whether the advisory services provided to its other accounts would conflict with its advisory services provided to each of the North Star Funds; whether there were procedures in place to adequately allocate trades among its respective clients; and whether North Star’s CCO would review the portfolio managers’ performance of their duties to ensure compliance under North Star’s compliance program. The Board discussed the enforcement action brought by FINRA against NSIS and noted that the action did not involve the North Star Funds. The Board reviewed the information provided on the practices for monitoring compliance with each of the North Star Funds’ investment limitations. The Board then reviewed the capitalization of North Star

North Star Funds
Additional Information (Unaudited) (Continued)
May 31, 2017

based on financial information provided by and representations made by North Star and concluded that North Star was sufficiently well-capitalized, or its principals had the ability to make additional contributions in order to meet its obligations to each of the North Star Funds. The Board concluded that North Star had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the North Star Agreement and that the nature, overall quality and extent of the advisory services to be provided by North Star to each of the North Star Funds were satisfactory.

Performance. The Board discussed the report prepared by Morningstar and reviewed the performance as compared to its peer group, Morningstar category and benchmark for the one year, three year and since inception periods ended September 30, 2016 for North Star Opportunity, North Star Micro Cap and North Star Dividend and the one year and since inception periods ended September 30, 2016 for North Star Bond. With respect to North Star Opportunity, the Board noted that North Star Opportunity outperformed its benchmark, peer group and Morningstar category for the one year period but underperformed its benchmark, peer group and Morningstar category for the three year and since inception periods. The Board reviewed the performance of North Star Micro Cap noting that North Star Micro Cap outperformed its benchmark and Morningstar category while performing in line with its peer group for the one year period, underperformed the benchmark and Morningstar category but outperformed the peer group for the three year period and outperformed its peer group and Morningstar category but underperformed the benchmark for the since inception period. The Board also reviewed the performance of North Star Dividend noting that North Star Dividend outperformed its benchmark, peer group and Morningstar category for the one year, three year and since inception periods. The Board also reviewed the performance of North Star Bond noting that North Star Bond outperformed the Morningstar category yet underperformed the benchmark and peer group for the one year and since inception periods. After further discussion, the Board concluded that the performance of each of North Star Opportunity, North Star Micro Cap, North Star Dividend and North Star Bond has shown improvement over the past year and that the Adviser has remained consistent with the stated investment objective of each of the North Star Funds.

Fees and Expenses. As to the costs of the services provided by North Star, the Board discussed the comparison of advisory fees and total operating expenses as compared to a peer group and Morningstar category as presented in the Morningstar Reports noting that each of the North Star Fund’s advisory fee was near or at the top of its respective peer group and Morningstar category ranges. The Board further noted that North Star Opportunity, North Star Micro Cap and North Star Dividend were each being charged a 1.00% advisory fee by North Star which was well above the Morningstar category and peer group median for each Fund although not the highest in the peer group. With respect to North Star Bond, the Board noted the Fund’s 0.85% advisory fee was also higher than the peer group median and that the Fund’s higher net expense ratio may be explained by relatively lower asset levels than its peers and less ability to benefit from economies of scale.

The Board discussed the adviser’s similarly managed accounts which were comparable to North Star Micro Cap and North Star Dividend noting the advisory fee of 0.50% was substantially less than the 1.00% advisory fee charged by the adviser of each Fund. The Board noted, however, that North Star had represented to the Board that it charged a lower fee for such accounts as they are sub-advisory accounts where North Star only managed a portion of an account portfolio and did not know the ultimate client and, as a result, North Star provided fewer services to such accounts. The Board further noted that the overall fees charged by the primary investment adviser for these accounts were higher than the fee charged by North Star.

The Board reviewed the contractual arrangements for each of the North Star Funds, which stated that North Star had agreed to waive or limit its advisory fee and/or reimburse expenses at least until March 31, 2018, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.99%, 1.99%, and 1.74%, of North Star Opportunity’s average net assets for Class A, Class R and Class I shares, respectively, 1.74%, 1.99% and 2.24% of North Star Dividend’s average net assets for Class I, Class R and Class A shares, respectively and 1.74%, 1.99% and 2.24% of North Star Micro Cap’s average net assets for Class I, Class R and Class A shares, respectively and 2.04%, 2.29% and 1.79% of North Star Bond’s average net assets for or Class A, Class R and Class I shares, respectively and found such

North Star Funds
Additional Information (Unaudited) (Continued)
May 31, 2017

arrangements to be beneficial to shareholders. The Board further noted that each North Star Fund is currently operating below each of these expense caps. The Board concluded that based on North Star’s experience, expertise and services to the Funds, the advisory fee charged by North Star for each North Star Fund, although at or near the high end of each North Star Fund’s peer group, was reasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to North Star with respect to North Star Opportunity, North Star Dividend, North Star Micro Cap, and North Star Bond based on profitability reports and profitability analyses provided by the adviser with respect to each North Star Fund. The Board also reviewed the selected financial information of North Star provided by North Star. After review and discussion, the Board concluded that the anticipated profit from North Star’s relationship with each of the North Star Funds was not excessive.

Economies of Scale. As to the extent to which each of the North Star Funds would realize economies of scale as it grew, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of each of the North Star Funds, North Star’s expectations for growth of each of the North Star Funds, and concluded that any material economies of scale would not be achieved in the near term. After further discussion, the Board noted they would revisit the possibility of adding break points with respect to a North Star Fund once such Fund reaches $250 million in assets.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the North Star Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from North Star as the Trustees believed to be reasonably necessary to evaluate the terms of the North Star Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the North Star Advisory Agreement, (a) the terms of the North Star Advisory Agreement are reasonable; (b) the advisory fee is reasonable; and (c) the North Star Advisory Agreement is in the best interests of each North Star Fund and its shareholders. In considering the renewal of the North Star Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the North Star Advisory Agreement was in the best interest of each North Star Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the North Star Advisory Agreement.

Privacy Policy

Rev. July 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    NorthStar CTC Holdings, Inc.

●    NorthStar Topco, LLC

●    Blu Giant, LLC

●    Gemini Fund Services, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-312-580-0900 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-312-580-0900.

Investment Adviser
North Star Investment Management Corp.
20 N. Wacker Drive #1416
Chicago, IL 60606

Administrator
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/3/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 8/3/17

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 8/3/17